Trade and Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Sep. 30, 2024
Trade and Other payables
Trade payables	$ 7,167	$ 7,073
Accruals	2,188	1,745
Employee payables	475	655
Total	$ 9,830	$ 9,473